Merger and Reverse Recapitalization - Earnout & Other agreements (Details) - USD ($)		3 Months Ended
	Mar. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Merger and Reverse Recapitalization
Original principal amount				$ 1,693,800
Number of shares issued		47,594,950
Gross proceeds		$ 4,700,000
Note Purchase Agreement
Merger and Reverse Recapitalization
Original principal amount	$ 80,000,000.0
Note Purchase Agreement | Convertible Note
Merger and Reverse Recapitalization
Original principal amount	80,000,000.0	$ 80,000,000.0
PIPE Subscription Agreements
Merger and Reverse Recapitalization
Gross proceeds	$ 4,700,000
Share Lock-Up Agreements
Merger and Reverse Recapitalization
Number of shares issued	421,100
Purchase price per share	$ 0.01
Class A common stock
Merger and Reverse Recapitalization
Earnout Shares, Number		21,886,378
Earnout Shares, Number of shares in earnout consideration		20,000,000
Common stock, shares outstanding		10,621,073	10,621,073
Number of shares issued		1,755,063
Class A common stock | Convertible Note
Merger and Reverse Recapitalization
Number of shares issued		744,588
Class A common stock | Note Purchase Agreement
Merger and Reverse Recapitalization
Number of shares issued	744,588
Class A common stock | Note Purchase Agreement | Convertible Note
Merger and Reverse Recapitalization
Number of shares issued	744,588
Class A common stock | Share Lock-Up Agreements
Merger and Reverse Recapitalization
Purchase price per share		$ 0.01
Number of shares agreed to issue to each investor		$ 0.25
Maximum number of shares agreed to issue		421,100
Class A common stock | DHP SPAC II Sponsor LLC (the "Sponsor")
Merger and Reverse Recapitalization
Earnout Shares, Number		1,886,378
Number of shares issued upon conversion		4,160,931
Common class two | PIPE Subscription Agreements
Merger and Reverse Recapitalization
Number of shares issued	117,875	117,875
Purchase price per share	$ 0.01	$ 0.01
DHHC Class B common stock
Merger and Reverse Recapitalization
Common stock, shares outstanding		8,625,000
Common stock, shares outstanding remaining after surrender		6,738,622
Number of shares forfeited		2,577,691
DHHC Class B common stock | DHP SPAC II Sponsor LLC (the "Sponsor")
Merger and Reverse Recapitalization
Number of shares surrendered		1,886,378
Common class one | PIPE Subscription Agreements
Merger and Reverse Recapitalization
Number of shares issued	471,500	471,500
Purchase price per share	$ 10.00
Common class one | PIPE Subscription Agreements | Convertible Note
Merger and Reverse Recapitalization
Purchase price per share		$ 10.00